Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Beginning balance	$ 392,719		$ 391,529	$ 389,130
Profit attributable to noncontrolling interests	1,319	$ 40	1,103	1,511
Income tax relating to remeasurements of defined benefit pension plans	(451)		(31)	(231)
Cash dividends distributed by subsidiaries	(898)		(1,092)	(1,053)
Ending balance	395,806	12,071	392,719	391,529
Noncontrolling interests [Member]
Beginning balance	12,432		12,408	11,747
Profit attributable to noncontrolling interests	1,319		1,103	1,511
Exchange differences arising from the translation of the foreign operations	12		2	21
Unrealized gain or loss on financial assets at FVOCI	4		(22)	(25)
Remeasurements of defined benefit pension plans	18		12	24
Income tax relating to remeasurements of defined benefit pension plans	(4)		(2)	(5)
Share of other comprehensive income (loss) of associates and joint ventures	17		(21)	5
Cash dividends distributed by subsidiaries	(898)		(1,092)	(1,053)
Actual acquisition or disposal of interests in subsidiaries	35		0	0
Net increase in noncontrolling interests	45		44	183
Ending balance	$ 12,980	$ 396	$ 12,432	$ 12,408